INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2022	2021*)

Raw materials, parts and supplies	$6,086	$5,732
Work in progress and assembled raw materials	10,294	8,987
Finished products	16,644	13,713

	$33,024	$28,432